Receivables - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Line Items]
Signify indemnification	€ 4	€ 26
Advance income tax payment	12	126
Non-current interest receivable	3
Trade and other current receivables	3,733	4,115
Current trade receivables	3,546	3,832
Other current receivables	170	228
Allowance for non-current customer finance receivables	8	7
Financial assets individually assessed for credit losses [member]
Receivables [Line Items]
Allowance account for credit losses of financial assets	210	222
Diagnosis & Treatment [Member]
Receivables [Line Items]
Loans and advances to customers	102	69
Current trade receivables	1,688	1,795
Other US [Member]
Receivables [Line Items]
Insurance receivables	33	30
Associates [member]
Receivables [Line Items]
Other current receivables	€ 18	€ 55